Description of Business - Additional Information (Detail) $ / shares in Units, $ in Thousands							1 Months Ended					12 Months Ended
	Nov. 09, 2017 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares shares	Feb. 02, 2017 USD ($) $ / shares shares	Jan. 10, 2017 USD ($) shares	Jan. 06, 2017 shares	Jun. 02, 2015 USD ($) shares	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($)	Apr. 30, 2013 shares	Dec. 31, 2017 USD ($) Tanker Vessel shares	Dec. 31, 2015 USD ($)	Apr. 25, 2018 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shuttle tankers to be acquired | Tanker												4
Initial public offering completion date												2013-04
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers												10000.00%
Percentage of ownership interest											49.00%
General partner interest in Partnership, percentage	1.85%					2.00%
Number of operating vessels | Vessel												15
Total net proceeds from offering | $				$ 54,900			$ 66,046			$ 54,900		$ 120,946	$ 116,631
General partner's contribution | $	$ 1,200					$ 2,400
Total net proceeds from public offering and related General Partner's contribution | $	$ 66,000			$ 54,900		$ 116,600
Subsequent Event [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Undrawn revolving credit facilities amount | $														$ 13,000
Minimum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year												2018
Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year												2025
Series A Preferred Unit [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds from private placement of Preferred Units | $								$ 40,000	$ 50,000			$ 90,000
Private Placement [Member] | Series A Preferred Unit [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Preferred Units issued		1,666,667	2,083,333					1,666,667
Preferred Units issued, price per unit | $ / shares		$ 24.00	$ 24.00					$ 24.00
Proceeds from private placement of Preferred Units | $		$ 38,900	$ 48,600
Preferred Units, interest rate on issue price			8.00%
IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public											8,567,500
Percentage of incentive distribution rights												100.00%
Common units sold pursuant to the full exercise of underwriters' options											1,117,500	1,117,500
Common Units [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public	3,000,000			2,500,000	2,500,000	5,000,000
Common Units [Member] | IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public												8,567,500
Percentage of ownership interest												49.00%
Subordinated Units [Member] | IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public												8,567,500
Percentage of ownership interest												49.00%
General Partner Unit [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public	56,443
General partner interest in Partnership, percentage							1.85%				2.00%		2.00%
General Partner Unit [Member] | IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
General partner interest in Partnership, percentage												2.00%